Condensed Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Total	Common Class A [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit)
Balance at Jul. 31, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (Shares) at Jul. 31, 2020		0	0
Issuance of common stock to sponsor	25,000		$ 431	24,569
Issuance of common stock to Sponsor (Shares)			4,312,500
Sale of units in initial public offering, gross	165,082,500	$ 1,725		165,080,775
Sale of units in initial public offering, gross (Shares)		17,250,000
Offering costs, net of reimbursement from underwriters	(8,745,721)			(8,745,721)
Sale of private placement warrants to Sponsor in private placement	1,076,250			1,076,250
Class A Common stock subject to possible redemption	(149,479,490)	$ (1,465)		(149,478,025)
Class A Common stock subject to possible redemption (Shares)		(14,654,852)
Net income (loss)	(2,958,534)	$ 0	$ (2,959,000)		(2,958,534)
Balance at Dec. 31, 2020	5,000,005	$ 260	$ 431	7,957,848	(2,958,534)
Balance (Shares) at Dec. 31, 2020		2,595,148	4,312,500
Class A Common stock subject to possible redemption	(6,079,996)	$ (60)		(6,079,936)
Class A Common stock subject to possible redemption (Shares)		(596,078)
Net income (loss)	6,079,998				6,079,998
Balance at Mar. 31, 2021	5,000,007	$ 200	$ 431	1,877,912	3,121,464
Balance (Shares) at Mar. 31, 2021		1,999,070	4,312,500
Balance at Dec. 31, 2020	5,000,005	$ 260	$ 431	7,957,848	(2,958,534)
Balance (Shares) at Dec. 31, 2020		2,595,148	4,312,500
Net income (loss)	(5,577,783)		$ (5,577,783)
Balance at Jun. 30, 2021	5,000,010	$ 314	$ 431	13,535,582	(8,536,317)
Balance (Shares) at Jun. 30, 2021		3,141,990	4,312,500
Balance at Mar. 31, 2021	5,000,007	$ 200	$ 431	1,877,912	3,121,464
Balance (Shares) at Mar. 31, 2021		1,999,070	4,312,500
Class A Common stock subject to possible redemption	11,657,784	$ 114		11,657,670
Class A Common stock subject to possible redemption (Shares)		1,142,920
Net income (loss)	(11,657,781)		(11,657,781)		(11,657,781)
Balance at Jun. 30, 2021	$ 5,000,010	$ 314	$ 431	$ 13,535,582	$ (8,536,317)
Balance (Shares) at Jun. 30, 2021		3,141,990	4,312,500